FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - VAR by Risk Type (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/) ft² stockPrice riskFactor mutualFund series marketCurve	Dec. 31, 2024 PEN (S/)
Value at risk [Abstract]
Maximum level of confidence	99.00%
Statistical probability	1.00%
Number of day used to calculate value at risk	1 day
Amplified time frame of value at risk	10 days
Value at risk by area | ft²	10
Number of market risk factors | riskFactor	72
Number of market curves | marketCurve	21
Number of stock prices | stockPrice	31
Number of mutual fund values | mutualFund	17
Series of volatility | series	2
Consolidated VaR by type of risk	S/ 28,875	S/ 28,848
Bottom of range
Value at risk [Abstract]
Holding period of value at risk	1 day
Top of range
Value at risk [Abstract]
Holding period of value at risk	10 days
Interest rate risk
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ 27,569	29,138
Price risk
Value at risk [Abstract]
Consolidated VaR by type of risk	1,631	933
Volatility risk
Value at risk [Abstract]
Consolidated VaR by type of risk	286	462
Diversification effect
Value at risk [Abstract]
Consolidated VaR by type of risk	S/ (611)	S/ (1,685)